Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (3,358)	$ (1,625)	$ (718)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based payment in exchange for services	2,290
Changes in:
Other current assets	226	(41)	(70)
Related parties	(19)	13	9
Other accounts payables and accrued expenses	102	234
Net cash used in operating activities	(759)	(1,419)	(779)
Cash flows from investing activities
Purchase of fixed assets	(2)
Net cash provided by investing activities	(2)
Cash flows from financing activities
Receipt of a loan		174	357
Proceeds from issuance of common stock and warrants	896	1,290	467
Cash acquired in the reverse recapitalization		13
Net cash provided by financing activities	896	1,477	824
Change in cash and cash equivalents	135	58	45
Cash and cash equivalents at the beginning of the year	153	95	50
Cash and cash equivalents at the end of the year	288	153	$ 95
Non cash supplement
Issuance of shares for past services (Note 7e)	150
Non cash issuance costs (Note 7g)	70	102
(*) Cash acquired in the reverse recapitalization:
Current assets (excluding cash and cash equivalents)		(531)
Current liabilities		38
Reverse recapitalization effect on equity		506
Cash acquired in connection with reverse recapitalization transaction		$ 13